Tender Offer to Purchase for Cash Any And All of Series Of Notes (Detail) $ in Millions			1 Months Ended
		Mar. 10, 2014 USD ($)	Mar. 31, 2014 USD ($)
Debt Instrument [Line Items]
Principal Amount Purchased		$ 4,122
Verizon Communications | 6.10% Notes due 2018
Debt Instrument [Line Items]
Interest Rate		6.10%
Debt instrument maturity date		2018
Principal amount outstanding		$ 1,500
Purchase Price	[1]	1,170.07
Principal Amount Purchased		$ 748	$ 700
Verizon Communications | 5.50% Notes due 2018
Debt Instrument [Line Items]
Interest Rate		5.50%
Debt instrument maturity date		2018
Principal amount outstanding		$ 1,500
Purchase Price	[1]	1,146.91
Principal Amount Purchased		$ 763	800
Verizon Communications | 8.75% Notes due 2018
Debt Instrument [Line Items]
Interest Rate		8.75%
Debt instrument maturity date		2018
Principal amount outstanding		$ 1,300
Purchase Price	[1]	1,288.35
Principal Amount Purchased		$ 564	600
Verizon Communications | 5.55% Notes due 2016
Debt Instrument [Line Items]
Interest Rate		5.55%
Debt instrument maturity date		2016
Principal amount outstanding		$ 1,250
Purchase Price	[1]	1,093.62
Principal Amount Purchased		$ 652	700
Verizon Communications | 5.50% Notes due 2017
Debt Instrument [Line Items]
Interest Rate		5.50%
Debt instrument maturity date		2017
Principal amount outstanding		$ 750
Purchase Price	[1]	1,133.22
Principal Amount Purchased		$ 353	$ 400
Cellco Partnership and Verizon Wireless Capital LLC | 8.5% Notes due 2018
Debt Instrument [Line Items]
Interest Rate		8.50%	8.50%
Debt instrument maturity date		2018	2018
Principal amount outstanding		$ 1,000
Purchase Price	[1]	1,279.63
Principal Amount Purchased		$ 619	$ 600
Alltel Corporation | 7.00% Debentures due 2016
Debt Instrument [Line Items]
Interest Rate		7.00%
Debt instrument maturity date		2016
Principal amount outstanding		$ 300
Purchase Price	[1]	1,125.26
Principal Amount Purchased		$ 157	200
GTE Corporation | 6.84% Debentures due 2018
Debt Instrument [Line Items]
Interest Rate		6.84%
Debt instrument maturity date		2018
Principal amount outstanding		$ 600
Purchase Price	[1]	1,196.85
Principal Amount Purchased		$ 266	$ 300

[1]	Per $1,000 principal amount of notes